Guardian Variable Products Trust
10 Hudson Yards
New York, NY 10001

February 28, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Guardian Variable Products Trust File Nos. 333-210205; 811-23148

Ladies and Gentlemen:

Enclosed for filing on behalf of Guardian Variable Products Trust (the “Registrant”) via the EDGAR system is Post-Effective Amendment No. 20 under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 24 under the Investment Company Act of 1940, as amended, to the Registrant’s registration statement on Form N-1A (the “Amendment”).

The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act and relates solely to Guardian Integrated Research VIP Fund and Guardian International Equity VIP Fund (formerly, Guardian International Value VIP Fund). The Amendment does not affect the currently effective Prospectus and Statement of Additional Information for other series of the Registrant.

No fee is required in connection with this filing. Please contact the undersigned at (212) 598-1297 (Email: kathleen_moynihan@glic.com) or Corey Rose of Dechert LLP at (202) 261-3314 (Email: corey.rose@dechert.com) with any comments or questions concerning this filing.

Very truly yours,

/s/ Kathleen M. Moynihan

Kathleen M. Moynihan
Senior Counsel

Copy to:	Corey F. Rose, Dechert LLP
James V. Catano, Dechert LLP